Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Current assets:
Cash and cash equivalents	$ 13,914,953	$ 18,063,210
Short term investments	160,096,315	127,462,806
Trade receivables, net (including related party amounts of $390,672 and $459,314 as of June 30, 2026 and 2025, respectively)	16,192,724	17,748,899
Inventories	4,756,366	5,734,455
Prepaid expenses and other current assets	1,566,777	1,688,050
Total current assets	196,527,135	170,697,420
Property, plant, and equipment, net	5,047,619	4,508,244
Right-of-use assets, net	1,360,813	314,162
Intangible assets, net	127,892	120,331
Deferred tax assets	561,428	820,322
Other assets	358,561	277,472
Total assets	203,983,448	176,737,951
Current liabilities:
Trade payables (including related party amounts of $0 and $74,428 as of June 30, 2026 and 2025, respectively)	1,039,848	1,672,593
Accrued and other current liabilities	7,236,685	6,047,868
Deferred revenue	170,094	170,094
Current maturity of operating lease liability	264,759	279,771
Income tax payable	4,640,904	9,457,206
Total current liabilities	13,352,290	17,627,532
Lease liability	1,074,147	52,950
Deferred tax liabilities	820,998	2,224,173
Other liabilities	116,016	92,662
Total liabilities	15,363,451	19,997,317
Commitments and contingencies - Note 13
Shareholders’ equity:
Ordinary shares without par value, unlimited shares authorized, 50,427,898 and 50,123,630 outstanding at June 30, 2026 and 2025, respectively	130,447,394	128,380,287
Additional paid-in capital	6,386,948	6,869,801
Accumulated other comprehensive loss	(16,805,809)	(25,592,159)
Retained earnings	68,591,464	47,082,705
Total shareholders’ equity	188,619,997	156,740,634
Total liabilities and shareholders’ equity	$ 203,983,448	$ 176,737,951